Consolidated Statements of Operating Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues		$ 405	$ 674	$ 743
Research and development expenses		(6,693)	(5,757)	(5,983)
General and administrative expenses		(3,662)	(3,047)	(2,955)
Total operating expenses		(10,355)	(8,804)	(8,938)
Operating loss		(9,950)	(8,130)	(8,195)
Total financial income, net		122	250	561
Loss before taxes on income, Amount		(9,828)	(7,880)	(7,634)
Net loss		$ (9,828)	$ (7,880)	$ (7,634)
Basic net loss per share (in Dollars per share)		$ (5.97)	$ (10.86)	$ (17.92)
Diluted net loss per share (in Dollars per share)		$ (5.97)	$ (10.86)	$ (17.92)
Weighted average number of ordinary shares used in computing basic net loss per share	[1]	1,646,208	725,309	426,111
Weighted average number of ordinary shares used in computing diluted net loss per share	[1]	1,646,208	725,309	426,111

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 9.